CONSOLIDATED STATEMENTS OF INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ILS (₪) ₪ / shares	[1]	Dec. 31, 2018 ILS (₪) ₪ / shares		Dec. 31, 2017 ILS (₪) ₪ / shares
IfrsStatementLineItems [Line Items]
Revenues, net			₪ 3,234		₪ 3,259	[2]	₪ 3,268	[2]
Cost of revenues			2,707		2,700	[2]	2,627	[2]
Gross profit			527		559	[2]	641	[2]
Selling and marketing expenses			301		293		269
General and administrative expenses			149		148		144
Credit losses			18		30		52
Income with respect to settlement agreement with Orange	[2]						108
Other income, net			28		28	[2]	31	[2]
Operating profit			87		116	[2]	315	[2]
Finance income			7		2		4
Finance expenses			75		55		184
Finance costs, net			68		53	[2]	180	[2]
Profit before income tax			19		63		135
Income tax expenses				[3]	7	[2]	21	[2]
Profit for the year			19		56	[2]	114	[2]
Attributable to:
Owners of the Company			19		57		114
Non-controlling interests				[3]	(1)
Profit for the year			₪ 19		₪ 56	[2]	₪ 114	[2]
Earnings per share
Basic | ₪ / shares			₪ 0.12		₪ 0.34		₪ 0.7
Diluted | ₪ / shares			₪ 0.12		₪ 0.34		₪ 0.69
Convenience translation into U.S. dollars [Member]
IfrsStatementLineItems [Line Items]
Revenues, net | $	[1]	$ 936
Cost of revenues | $	[1]	783
Gross profit | $	[1]	153
Selling and marketing expenses | $	[1]	87
General and administrative expenses | $	[1]	43
Credit losses | $	[1]	5
Other income, net | $	[1]	8
Operating profit | $	[1]	26
Finance income | $	[1]	2
Finance expenses | $	[1]	22
Finance costs, net | $	[1]	20
Profit before income tax | $	[1]	6
Income tax expenses | $	[1],[3]
Profit for the year | $	[1]	6
Attributable to:
Owners of the Company | $	[1]	6
Non-controlling interests | $	[1],[3]
Profit for the year | $	[1]	$ 6
Earnings per share
Basic | $ / shares	[1]	$ 0.04
Diluted | $ / shares	[1]	$ 0.04

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.
[3]	Representing an amount of less than NIS 1 million.